497(d)

                                  FT303

                 THE ILLINOIS TARGET 10 TRUST, SERIES 15
                THE MINNESOTA TARGET 10 TRUST, SERIES 16
                 THE MISSOURI TARGET 10 TRUST, SERIES 15
                 THE PACIFIC TARGET 10 TRUST, SERIES 11

           Supplement to the Prospectus dated December 15, 1998

Notwithstanding anything to the contrary in the Prospectus, investors may no longer establish a letter of intent to purchase Units of the Trusts on or after the date of this supplement.

January 26, 1999